As filed with the U.S. Securities and Exchange Commission on March 11, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2023

Bahl & Gaynor Income Growth ETF

Ticker: BGIG

Bahl & Gaynor Income Growth ETF

Bahl & Gaynor Income Growth ETF

Letter to Shareholders
(Unaudited)

The Bahl & Gaynor Income Growth ETF (“BGIG” or the “Fund”) is an actively managed ETF that invests primarily in dividend-paying U.S.-listed equity securities of large capitalization companies. The Fund was incepted September 14, 2023; all commentary below is for the period 9/14/2023 – 12/31/2023 (the “current fiscal period”), unless otherwise stated.

The objectives of the Fund are as follows:

1)	Income Growth: BGIG aims to generate meaningful current income that grows over time.

2)	Downside Protection: BGIG seeks to provide favorable risk attributes and downside protection relative to its benchmark through investment in high-quality companies with sustainable advantages.

3)	Long-term Growth of Capital: BGIG aims to provide superior risk-adjusted returns relative to the benchmark.

BGIG focuses on generating a sustainable and growing stream of income for investors, derived from high-quality underlying holdings. We believe a consistent, all-weather approach built upon a foundation of dividend-growth equities provides the appropriate balance of growth and safety to achieve financial goals. Our process seeks to identify companies with the ability to pay and, more importantly, grow their dividends at a rate faster than inflation and with more consistency than the broad equity market through an entire economic cycle.

In support of the Fund’s primary objective to grow client income, 17 companies have increased their dividend since strategy inception (9/14/2023), with an average trailing-twelve-month (“TTM”) increase of +7.33%. During the period, four holdings grew their dividend double digits year-over-year, including Eli Lilly (LLY) +15.04%, Broadcom (AVGO) +14.13%, Automatic Data Processing (ADP) +12.00%, and Microsoft (MSFT) +10.29%.

The Fund experienced daily downside capture of 88.28% across all S&P 500 down days for the inception to date period ended 12/31/2023.1

Since Fund inception, the Fund returned +3.36% (BGIG NAV Total Return) / +3.33% (BGIG Market Price Total Return), relative to the S&P 500® Index return of +6.36%. Throughout the current fiscal period, the market favored risk assets, particularly those beaten down the most in 2022 and first half of 2023.

[1]

Source: Bahl & Gaynor; historical downside capture is the sum of strategy returns on all S&P 500 down days divided by the sum of index returns on all respective down days. Down days are defined as any trading day the index posts a negative total return. Fund performance is derived from the daily internal rate of return (IRR) of the BGIG ETF.

Bahl & Gaynor Income Growth ETF

Letter to Shareholders
(Unaudited) (Continued)

Assessing attribution on a security basis, the largest contributors to Fund performance during the period include Broadcom (AVGO), U.S. Bancorp (USB), and PNC Financial Services (PNC). AVGO is the leading provider of high-performance radio frequency integrated circuit chips, with some of the highest margins and free cash flow generation in the industry. During the current fiscal period, the company closed the acquisition of VMware, a cloud infrastructure and app platform provider, and continued to recognize product wins in its custom silicon business. USB is a diversified regional bank that provides lending and depository services and touts a fee-based business model that is typically less asset-sensitive than peers. Prior to the period, USB shares were beaten down following the collapse of several regional banks earlier in 2023. However, the Federal Reserve’s shift in the interest rate narrative and management’s ongoing efforts to provide meaningful growth opportunities in both consumer and business banking provided stability and contributed to positive share price performance during the period. Similarly, regional bank player PNC performed well during the period following better-than-feared earnings and a compelling strategic position with the ability to grow market share. Conservative lending practices and high credit quality support the bank’s earnings growth and shareholder return.

The largest detractors to Fund performance include Air Products & Chemicals (APD), Chevron (CVX), and NextEra Energy (NEE). APD is one of the largest global suppliers of industrial gases, supplying a range of industries with a focus on energy, environment and emerging markets. APD shares underperformed during the period due to inflationary cost increase announcements within the hydrogen project backlog and a heavy capex cycle. CVX is a premier global integrated oil and natural gas company with a strong balance sheet and focus on both capital and operating expenditures. Earnings were pressured during the period as crude prices eased and higher costs crimped refining and chemical profits. Despite these headwinds, CVX remains well-positioned following the recent acquisition of Hess Corporation (HES), announced during the period. NEE is both a regulated electric utility with operations in Florida through Florida Power & Light (FPL) and an unregulated power generation business primarily comprised of NextEra Energy Resources (NEER). NEER faced headwinds during the quarter as its subsidiary’s growth is predicated on renewable asset acquisitions which were challenged amid the higher-interest rate environment. Despite challenges to some of the growth drivers, NEE’s balance sheet remains strong with its core regulated utility exposure.

Assessing attribution on a sector basis, the largest contributors to relative performance were Financials, Consumer Discretionary and Communication Services. Within Financials, ownership of beaten-down, regional banks following a dovish shift in the Fed’s tone contributed positively to relative Fund performance. Within Consumer Discretionary, an underweight to the sector and no ownership of car manufacturer Telsa (TSLA) was a positive contributor to relative performance. No ownership of Communication Services companies was a benefit to relative Fund performance as mega-cap, media

Bahl & Gaynor Income Growth ETF

Letter to Shareholders
(Unaudited) (Continued)

and services company Alphabet (GOOG/L) and many Communication Services sub-industries including cable and broadcasting underperformed the benchmark during the period.

The largest detractors to relative performance included Consumer Staples, Information Technology and Utilities. An overweight to Consumer Staples proved challenging as the investor community continued to assess the long-term impact on food and beverage demand with positive GLP-1 readouts. Packaged food holding Mondelez (MDLZ) and soft drink company PepsiCo (PEP) were particularly challenged during the period. An underweight to Information Technology detracted from relative Fund performance, although this was partially offset by strong stock selection. An underweight to systems software company Microsoft (MSFT) along with no ownership of application software companies proved challenging. However, strong stock selection in semiconductors, and specifically the ownership of Broadcom (AVGO) and Qualcomm (QCOM), was beneficial. Within Utilities, ownership of electric utility companies NextEra Energy (NEE) and Eversource Energy (ES) along with an overweight exposure to this rate-sensitive sector detracted from relative strategy performance during the period.

We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, downside protection, and long-term capital appreciation, all through the ownership of companies of high intrinsic quality and growth potential. We thank you for your partnership and look forward to the opportunities in the years ahead.

Must be preceded or accompanied by a prospectus.

The Bahl & Gaynor Income Growth ETF is distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns.

There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

It is not possible to invest directly in an index.

Please see the schedule of investments section in this report for a full listing of the Fund’s holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Bahl & Gaynor Income Growth ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns December 31, 2023	Since Inception (9/14/2023)
Bahl & Gaynor Income Growth ETF — NAV	3.36%
Bahl & Gaynor Income Growth ETF — Market	3.33%
S&P 500® Index	6.36%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 14, 2023 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be based solely on returns. For the most recent month-end performance please visit the Fund’s website at etf.bahl-gaynor.com/bgig. The gross expense ratio as of the prospectus dated 9/12/23 is 0.45%.

Bahl & Gaynor Income Growth ETF

Portfolio Allocation
As of December 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
Information Technology	16.1%
Industrials	13.8
Health Care	13.7
Consumer Staples	12.7
Financials	11.4
Energy	8.9
Consumer Discretionary	8.5
Utilities	6.8
Real Estate	4.6
Materials	3.2
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Bahl & Gaynor Income Growth ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Consumer Discretionary — 8.5%
8,670	Home Depot, Inc.	$3,004,589
12,433	McDonald’s Corporation	3,686,509
31,237	Starbucks Corporation	2,999,064
		9,690,162
	Consumer Staples — 12.7%
64,513	Keurig Dr Pepper, Inc.	2,149,573
62,182	Mondelez International, Inc. - Class A	4,503,843
23,912	PepsiCo, Inc.	4,061,214
25,893	Procter & Gamble Company	3,794,360
		14,508,990
	Energy — 8.9%
23,877	Chevron Corporation	3,561,493
9,838	Exxon Mobil Corporation	983,603
53,691	Kinder Morgan, Inc.	947,109
16,693	Phillips 66	2,222,506
70,550	Williams Companies, Inc.	2,457,257
		10,171,968
	Financials — 11.4%
2,744	CME Group, Inc.	577,886
16,064	Marsh & McLennan Companies, Inc.	3,043,646
20,846	PNC Financial Services Group, Inc.	3,228,004
29,427	Regions Financial Corporation	570,295
13,025	Travelers Companies, Inc.	2,481,132
73,233	U.S. Bancorp	3,169,524
		13,070,487
	Health Care — 13.7%
9,385	Abbott Laboratories	1,033,007
29,039	AbbVie, Inc.	4,500,174
2,495	Amgen, Inc.	718,610
8,093	Eli Lilly & Company	4,717,571
42,378	Merck & Company, Inc.	4,620,050
		15,589,412
	Industrials — 13.8%
9,796	Automatic Data Processing, Inc.	2,282,174
14,399	Eaton Corporation plc	3,467,567
12,385	Fastenal Company	802,177
7,074	Illinois Tool Works, Inc.	1,852,964

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Schedule of Investments
December 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 13.8% (Continued)
8,511	Johnson Controls International plc	$490,574
5,482	Lockheed Martin Corporation	2,484,662
13,147	Paychex, Inc.	1,565,939
11,793	RTX Corporation	992,263
11,832	United Parcel Service, Inc. - Class B	1,860,345
		15,798,665
	Information Technology — 16.1%
5,911	Broadcom, Inc.	6,598,153
38,229	Cisco Systems, Inc.	1,931,329
44,169	Corning, Inc.	1,344,946
8,478	Dell Technologies, Inc. – Class C	648,567
6,248	Microsoft Corporation	2,349,498
5,431	NXP Semiconductors NV	1,247,392
9,831	QUALCOMM, Inc.	1,421,858
16,517	Texas Instruments, Inc.	2,815,488
		18,357,231
	Materials — 3.2%
13,230	Air Products and Chemicals, Inc.	3,622,374
	Real Estate — 4.6%
19,976	Prologis, Inc.	2,662,801
44,571	Realty Income Corporation	2,559,267
		5,222,068
	Utilities — 6.8%
12,931	Eversource Energy	798,101
45,638	NextEra Energy, Inc.	2,772,052
38,809	Sempra	2,900,197
14,836	WEC Energy Group, Inc.	1,248,746
		7,719,096
	TOTAL COMMON STOCKS (Cost $82,555,346)	113,750,453

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Schedule of Investments
December 31, 2023 (Continued)

Principal Amount	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.5%
	U.S. Treasury Bills — 0.5%
$134,000	United States Treasury Bill, 5.312%, 3/14/2024 (a)	$132,611
315,000	United States Treasury Bill, 5.318%, 3/21/2024 (a)	311,414
146,000	United States Treasury Bill, 5.287%, 3/28/2024 (a)	144,189
		588,214
	TOTAL SHORT-TERM INVESTMENTS (Cost $588,197)	588,214

	TOTAL INVESTMENTS (Cost $83,143,543) — 100.2%	114,338,667
	Liabilities in Excess of Other Assets — (0.2)%	(205,940)
	NET ASSETS — 100.0%	$114,132,727

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond; effective yield is shown.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Statement of Assets and Liabilities
December 31, 2023

ASSETS
Investments in securities, at value (Cost $83,143,543)	$114,338,667
Cash	929
Dividends and interest receivable	235,124
Other receivables	50
Total assets	114,574,770

LIABILITIES
Distribution payable	399,430
Management fees payable	42,613
Total liabilities	442,043

NET ASSETS	$114,132,727

Net Assets Consist of:
Paid-in capital	$84,104,188
Total distributable earnings (accumulated deficit)	30,028,539
Net assets	$114,132,727

Net Asset Value:
Net assets	$114,132,727
Shares outstanding ^	4,450,000
Net asset value, offering and redemption price per share	$25.65

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Statement of Operations
For the Period Ended December 31, 2023(1)

INCOME
Dividends (2)	$1,010,357
Interest	6,486
Total investment income	1,016,843

EXPENSES
Management fees	139,736
Total expenses	139,736
Net investment income (loss)	877,107

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,174,932)
In-kind redemptions	8,138,495
Change in unrealized appreciation (depreciation) on:
Investments	(4,008,956)
Net realized and unrealized gain (loss) on investments	2,954,607
Net increase (decrease) in net assets resulting from operations	$3,831,714

(1)	The Fund commenced operations on September 14, 2023. The information presented is from September 14, 2023 to December 31, 2023.
(2)	Net of foreign withholding taxes of $819.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Statement of Changes in Net Assets

Period Ended December 31, 2023(1)
OPERATIONS
Net investment income (loss)	$877,107
Net realized gain (loss) on investments	6,963,563
Change in unrealized appreciation (depreciation) on investments	(4,008,956)
Net increase (decrease) in net assets resulting from operations	3,831,714

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(878,758)
Total distributions to shareholders	(878,758)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,346,144
Proceeds from shares issued in connection with in-kind contribution (Note 7)	105,078,348
Payments for shares redeemed	(16,244,721)
Net increase (decrease) in net assets derived from capital share transactions (a)	111,179,771
Net increase (decrease) in net assets	114,132,727

NET ASSETS
Beginning of period	$—
End of period	$114,132,727

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	910,000
Shares issued in connection with in-kind contribution (Note 7)	4,200,000
Shares redeemed	(660,000)
Net increase (decrease)	4,450,000

(1)	The Fund commenced operations on September 14, 2023. The information presented is from September 14, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2023(1)
Net asset value, beginning of period	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.20
Net realized and unrealized gain (loss) on investments (6)	0.63
Total from investment operations	0.83

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.20)
Total distributions to shareholders	(0.20)

Net asset value, end of period	$25.65

Total return	3.36	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$114,133

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(4)
Net investment income (loss) to average net assets	2.82	%(4)
Portfolio turnover rate (5)	4	%(3)

(1)	Commencement of operations on September 14, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Income Growth ETF

Notes to Financial Statements

December 31, 2023

NOTE 1 – ORGANIZATION

Bahl & Gaynor Income Growth ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation. The Fund commenced operations on September 14, 2023.

The end of the reporting period for the Fund is December 31, 2023, and the period covered by these Notes to Financial Statements is the period from September 14, 2023 through December 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$113,750,453	$—	$—	$113,750,453
Short-Term Investments	—	588,214	—	588,214
Total Investments in Securities	$113,750,453	$588,214	$—	$114,338,667

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and distributions in excess. For the fiscal period ended December 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(8,128,497)	$8,128,497

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,042,041 and $5,402,961, respectively.

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $21,901,808 and $14,810,405, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2023 were as follows:

Tax cost of investments	$84,084,601
Gross tax unrealized appreciation	$32,914,386
Gross tax unrealized depreciation	(2,660,320)
Net tax unrealized appreciation (depreciation)	30,254,066
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(225,527)
Distributable earnings (accumulated deficit)	$30,028,539

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of December 31, 2023, the Fund had a short-term capital loss carryforward of $114,242 and a long-term capital loss carryforward of $111,285. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the period ended December 31, 2023 was $878,758 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable

Bahl & Gaynor Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 - IN-KIND CONTRIBUTIONS

As part of the Fund’s commencement of operation on September 14, 2023, the Bahl & Gaynor Income Growth ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $105,078,348 of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of September 14, 2023, was $69,874,268, resulting in net unrealized appreciation on investments of $35,204,080 as of that date. As a result of the in-kind contribution, the Bahl & Gaynor Income Growth ETF issued 4,200,000 shares at a $25.02 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

NOTE 8 - RISKS

Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Bahl & Gaynor Income Growth ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Bahl & Gaynor Income Growth ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bahl & Gaynor Income Growth ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2023, the related statements of operations and changes in net assets and the financial highlights for the period from September 14, 2023 (commencement of operations) to December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Bahl & Gaynor Income Growth ETF

Report of Independent Registered Public Accounting Firm
(Continued)

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2024

Bahl & Gaynor Income Growth ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005–2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Bahl & Gaynor Income Growth ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021–2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary and Vice President	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).

Bahl & Gaynor Income Growth ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014–2017, 2018–2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at etf.bahl-gaynor.com/bgig.

Bahl & Gaynor Income Growth ETF

Expense Example

For the Period Ended December 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth ETF

Expense Example
For the Period Ended December 31, 2023 (Unaudited) (Continued)

	Beginning Account Value September 14, 2023(1)	Ending Account Value December 31, 2023	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,033.60	$ 1.35(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.94	$ 2.29(3)

(1)	Fund commencement.
(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 108/365 to reflect the current fiscal period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Bahl & Gaynor Income Growth ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12-13, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Bahl & Gaynor, Inc. (the “Adviser”) and the Trust, on behalf of the Bahl & Gaynor Income Growth ETF (the “Fund”), for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, a separate series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be approved. Additionally, the Adviser’s representatives provided an oral overview of the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Adviser also described the Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and the Board deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the

Bahl & Gaynor Income Growth ETF

Approval Of Advisory Agreement & Board Considerations (Unaudited) (Continued)

Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment sub-adviser to a separate series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an actively managed fund, and monitoring the Fund’s adherence to its investment restrictions and its compliance with the Fund’s policies and procedures and applicable securities regulations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board compared the Fund’s net expense ratio to those of its Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed net expense ratio was lower than the median net expense ratio for the comparable funds selected by Barrington Partners (the “Peer Group”). The Board considered that the Peer Group included a mix of actively managed, U.S. large-cap core equity ETFs with a focus on dividend yield. In addition, the Board noted that the Fund’s proposed net expense ratio was slightly lower than the median net expense ratio for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board considered that the Selected Peer Group was also comprised of actively managed ETFs that focus their investments on U.S. large-cap equities. In addition, the Board considered that the Fund’s proposed net expense ratio was less than that of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, a separate series of the Trust sub-advised by the Adviser.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant

Bahl & Gaynor Income Growth ETF

Approval Of Advisory Agreement & Board Considerations (Unaudited) (Continued)

to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Bahl & Gaynor Income Growth ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended December 31, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended December 31, 2023 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at etf.bahl-gaynor.com/bgig. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at etf.bahl-gaynor.com/bgig daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at etf.bahl-gaynor.com/bgig.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Bahl & Gaynor Income Growth ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at etf.bahl-gaynor.com/bgig.

(This Page Intentionally Left Blank.)

Adviser

Bahl & Gaynor, Inc.
255 East Fifth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor

Quasar Distributors, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Bahl & Gaynor Income Growth ETF

Symbol – BGIG
CUSIP – 26922B527

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2023
( a ) Audit Fees	$14,500
( b ) Audit-Related Fees	$0
( c ) Tax Fees	$3,500
( d ) All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2023
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 12/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/05/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	03/05/2024

*	Print the name and title of each signing officer under his or her signature.